The American
Funds
Tax-Exempt
Series I

The Tax-Exempt Fund of Maryland

The Tax-Exempt Fund of Virginia

Annual Report
July 31, 1995

(Logo)
The American Funds Group(R)

     Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended June 30, 1995 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods - For The Tax-Exempt Fund of Maryland's lifetime (from 8/14/86): +67.67%, or +6.00% a year; 5 years: +35.46%, or +6.26% a year; 12 months: +3.08%. For The Tax_ Exempt Fund of Virginia's lifetime (from 8/14/86): +74.53%, or +6.47% a year; 5 years: +36.66%, or +6.45% a year; 12 months: +3.27%. Sales charges are lower for accounts of $25,000 or more.
     The Funds' 30-day yields as of August 31, 1995, calculated in accordance with the Securities and Exchange Commission formula, were 4.49% for the Maryland Fund and 4.48% for the Virginia Fund. The Funds' distribution rates as of that date were 5.14% and 5.18%, respectively. The SEC yield reflects income earned by the Funds, while the distribution rate reflects dividends actually paid by the Funds.
     The figures in this report reflect past results. Share price and return will vary, so you may have a gain or loss of principal when you sell your shares. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person. Investments in the Funds are subject to risks, including interest rate fluctuations. Additionally, each Fund is more susceptible to factors adve-rsely affecting issuers of their state's tax-exempt securities than a more widely diversified municipal bond fund. Accordingly, investors should maintain a long-term perspective.

Fellow Shareholders

     After experiencing the worst of times in 1994, the municipal bond market enjoyed the best of times - with one exception - during the second half of the Funds' fiscal year, which ended July 31, 1995.
     On February 1, the market was in the midst of an unusually strong rally that had begun last November, when a number of favorable economic trends - including moderate growth and subdued inflation - converged to bolster bond prices. By May, however, the municipal market's steady ascent was halted when a national flat tax rate was proposed by several members of Congress. While enactment of such a radical change to the tax code is remote, speculative talk about its possible effects influenced many investors to sell their municipal holdings. Under most of the flat tax proposals, interest and dividend income would not be taxed, thereby negating a key advantage of municipal bonds.
     Notwithstanding these crosscurrents, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia produced relatively good results for the past fiscal year.
     Twelve months ago, the net asset value of the Maryland Fund was $15.00 a share; on July 31, 1995 it was $15.29. The Virginia Fund began the fiscal year at $15.49 and ended at $15.79. If you reinvested the dividends totaling 79.9 cents and 82.4 cents a share, respectively, the value of your holdings increased 7.58% for the Maryland Fund and 7.56% for the Virginia Fund. Based upon the Funds' 30-day tax-free distribution rates for July 1995 - 5.12% for Maryland and 5.16% for Virginia - the equivalent taxable yield for individuals in the top tax bracket was 9.14% and 9.05%, respectively, as reported in the "Highlights" on page 3.
     We continue to believe that intensive research is the most effective way to add value to the Funds. Nowhere is our research effort more critical than in our ongoing attempt to diversify the risks in each portfolio with the proper selection and proportion of higher yielding, lower quality bonds. As of July 31, the Maryland and Virginia Funds had 17.4% and 5.2%, respectively, invested in bonds rated lower than A or not rated by Moody's or Standard & Poor's. On the conservative side, 41.7% of the assets in the Maryland Fund consisted of triple A-rated bonds, as did 43.0% in the Virginia Fund.
     Currently, we are maintaining a cautious outlook amid signs the economy will likely pick up over the next few months. The Funds' assets continue to be diversified among numerous cities, counties, industries and projects throughout both states. The average maturities of the Funds' portfolios are about 11 years. As always, we remain firmly committed to the effort that has enabled the Funds to benefit in the past from the value of municipal bonds selected through intensive research.
     We take this opportunity to welcome our new shareholders and look forward to reporting to you again in six months.

Sincerely,

     (Signature)            (Signature)            (Signature)

     Stephen Hartwell       James H. Lemon, Jr.    Harry J. Lister
     Chairman               Vice Chairman          President

September 18, 1995

Growth of a $10,000 Investment

AVERAGE ANNUAL COMPOUND RETURNS<F1>
(for periods ended July 31, 1995)

                                     1 Year    5 Years  Lifetime

           The Tax-
          Exempt Fund
          of Maryland                +2.45%    +6.23%    +6.04%

           The Tax-
          Exempt Fund
          of Virginia                +2.47%    +6.39%    +6.51%

[FN]
<F1>Assumes reinvestment of all distributions and payment of the 4.75%
maximum sales charge at the beginning of the stated periods.
[/FN]

(Chart 1: A line graph plotting the following data)

                    The Tax        The Tax        Lehman Brothers
                    Exempt Fund    Exempt Fund    Municipal      Consumer
Year                of Maryland    of Virginia    Bond Index     Price Index

August 14, 1986        9525           9525          10000          10000
July 31, 1987          9444           9798          10907          10390
July 31, 1988         10122          10412          11673          10820
July 31, 1989         11313          11620          13095          11363
July 31, 1990         11918          12302          14002          11912
July 31, 1991         12804          13288          15225          12439
July 31, 1992         14433          14989          17317          12829
July 31, 1993         15508          16081          18848          13189
July 31, 1994         15728          16360          19201          13549
July 31, 1995         16920          17597          19825          13892


The Funds' results in the graph reflect payment of the 4.75% maximum sales charge on a $10,000 investment. Thus, the net amount invested in each Fund was $9,525. The graph reflects the lifetime results from the Funds' inception date of August 14, 1986. All dividends and capital gain distributions are reinvested in additional shares without a sales charge. The Lehman Brothers Municipal Bond Index is a national index that includes about 20,000 bonds and reflects approximately $300 billion of market capitalization. It excludes bonds subject to the alternative minimum tax and bonds with floating or zero coupons. It is not intended to be generally representative of any municipal bond fund that invests exclusively in the issues of a specific state. A broad-based municipal bond index generally representative of the Maryland and Virginia Funds is not currently available. The indexes are unmanaged and do not reflect sales charges, commissions or expenses. Past results are not predictive of future results.

Highlights-as of July 31, 1995

                                             The Tax-Exempt    The Tax-Exempt
                                            Fund of Maryland  Fund of Virginia

Assets:
                    Net Assets           $75,144,082       $91,682,610
                    Net Asset Value Per Share    $15.29            $15.79
                    Distribution Rate<F1>          5.12%             5.16%
Quality
Diversification:
                    Moody's/S&P Ratings
                     (best of either)
                      Aaa/AAA                     41.69%            43.00%
                      Aa/AA                       19.72             39.37
                      A/A                         15.05              7.96
                      Lower than A or nonrated    17.42              5.16
                      Cash and Equivalents         6.12              4.51
                      Total                      100.00%           100.00%
Maturity
Diversification:<F2>
                    Under 1 year                   6.12%             4.51%
                    1 to 10 years                 26.26             30.65
                    10+ to 20 years               40.66             48.94
                    20+ to 30 years               25.59             12.77
                    Over 30 years                  1.37              3.13
                    Total                        100.00%           100.00%
                    Average Life<F3>              10.95 years       11.31 years

To match Maryland's triple tax-free distribution rate of 5.12%, investors with a combined effective Federal/state/county tax rate of 44% would have to earn a taxable yield of 9.14%. For Virginia investors with a combined effective Federal/state tax rate of 43%, it would take a taxable yield of 9.05% to equal the Fund's double tax-free distribution rate of 5.16%.

[FN]
<F1> Distribution rate for July 1995 is one month's dividend annualized, divided by the average offering price for the month. The 30-day yield for July, calculated per the Securities and Exchange Commission formula, at maximum sales charge: Maryland, 4.65% and Virginia, 4.57%. For the latest yields based on actual distributions, call toll-free 800/421-0180.

<F2> Securities are included at pre-refunded dates, not maturity dates.

<F3> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund and the Virginia Fund is 16.66 years and 17.19 years, respectively.
[/FN]


The Tax-Exempt Fund of Maryland


Investment Portfolio, July 31, 1995

                                                                                     Principal
                                                                                      Amount         Market
                                                                                       (000)          Value

Tax-Exempt Securities Maturing in More than One Year-93.88%

College & University Revenue - 5.03%
Frederick County, College Revenue Bonds,
(Hood College Project), 1990 Series:
   7.05% 2004                                                                            $  410     $  453,874
   7.05% 2005                                                                               455        501,592

Maryland Health and Higher Educational Facilities Authority,
Refunding Revenue Bonds, Johns Hopkins University Issue,
Series 1988, 7.375% 2008                                                                  1,000      1,093,830

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds:
   1992 Series A, 6.30% 2009                                                                750        787,875
   1993 Refunding Series C, 5.00% 2010                                                    1,000        939,140
                                                                                                     3,776,311
General Obligations (Local) - 10.10%
Anne Arundel County, Consolidated Water and Sewer:
   1993 Refunding Series, 5.25% 2011                                                      1,000        964,670
   1985 Refunding Series, 5.30% 2016                                                      1,000        935,510

Baltimore County:
   Consolidated Public Improvement Bonds, 1990 Series, 6.75% 1999                           600        650,172
   Metropolitan District Bonds, 63rd Issue, 1992 Series, 6.10% 2006                         250        268,833

Frederick County, Public Facilities Bonds:
   1990, 8.875% 2002                                                                        250        311,650
   1993, Series B, 5.125% 2007                                                              995        987,547

Harford County Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010                                                                    530         539,699

Howard County Consolidated Public Improvement Refunding Bonds,
1993 Series A, 5.25% 2007                                                                 1,500      1,505,760

Montgomery County, Consolidated Public Improvement Refunding
Bonds of 1993, Series A, 5.00% 2010                                                       1,000        946,960

Wicomico County, Consolidated Public Improvement Bonds of
1993, 4.60% 2005                                                                            500        476,600
                                                                                                     7,587,401
Hospital & Health Facilities Revenue - 15.22%

Maryland Health and Higher Educational Facilities Authority:
   Good Samaritan Hospital Issue, Revenue Bonds, Series 1993,
   5.70% 2009                                                                            $1,000      $ 996,140

   Greater Baltimore Medical Center Issue, Revenue Bonds,
   Series 1991, 6.00% 2021                                                                  625        587,525

   Howard County, General Hospital Issue, Series 1993:
      5.50% 2013                                                                          1,500      1,309,485
      5.50% 2021                                                                          2,000      1,655,700

   Johns Hopkins Hospital Issue, Revenue Refunding Bonds, Series 1993:
      5.60% 2009                                                                            850        841,857
      5.00% 2023                                                                          1,000        849,770

   Memorial Hospital of Cumberland Issue, Revenue Refunding
   Bonds, Series 1992, 6.50% 2010                                                           750        764,670

   Peninsula Regional Medical Center Issue, Project and Refunding
   Revenue Bonds, Series 1993, 5.00% 2023                                                 2,000      1,671,640

   Suburban Hospital Issue, Revenue Refunding Bonds,
   Series 1993, 5.125% 2021                                                               3,000      2,527,260

Prince George's County, Hospital Revenue Bonds
(Dimensions Health Corporation Issue), Series 1992, 7.20% 2006                              215        233,802
                                                                                                    11,437,849
Housing Finance Authority Revenue - 7.10%
Maryland Community Development Administration, Department of
Housing and Community Development, Single-Family Program Bonds:
   1990 First Series, 7.60% 2017                                                            495        529,675
   1994 Fifth Series, 5.875% 2017                                                         1,490      1,495,126
   1988 Third Series, 8.00% 2018                                                          1,000      1,069,650

Montgomery County, Maryland Housing Opportunities Commission,
Single Family Mortgage Revenue, 1986 Series C, 7.25% 2013                                   750        781,005

Prince George's County Housing Authority, GNMA/FNMA
Collateralized Single Family Mortgage Bonds,
Series 1994 A, 6.60% 2025                                                                 1,000      1,021,610

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
   1988 Series A, 7.80% 2021                                                                 95        101,146
   1988 Series B, 7.65% 2022                                                                320        340,895
                                                                                                     5,339,107
Industrial Development Revenue - 1.44%
Mayor and City Council of Baltimore, Port Facilities Revenue
Bonds (Consolidation Coal Sales Company Project):
   Series 1984 A, 6.50% 2011                                                            $   500     $  540,915
   Series 1984 B, 6.50% 2011                                                                500        540,916
                                                                                                     1,081,831
Insured - 17.22%

 of Baltimore, Refunding Revenue Bonds, FGIC Insured:
   1995, Series A, 7.25% 2005                                                             2,000      2,361,340
   1994, Series A, 6.00% 2015                                                             1,500      1,542,240
Charles County, Consolidated Public Improvement Bonds of 1993,
Series A, FGIC Insured, 5.25% 2003                                                          715        741,619

City of Frederick, General Improvement Bonds, 1992 Refunding
Series, FGIC Insured, 6.125% 2008                                                           890        952,220

Maryland Health and Higher Educational Facilities Authority:
   Anne Arundel Medical Center Issue,  Revenue Bonds,
   AMBAC Insured:
      Series 1993, 5.25% 2013                                                             1,000        932,830
      Series 1993, 5.00% 2023                                                               500        432,035

   Francis Scott Key Medical Center Issue, Refunding Revenue
   Bonds, Series 1993, FGIC Insured, 5.00% 2013                                             500        451,635

   Holy Cross Hospital Issue, Series 1990 A,
   AMBAC Insured, 7.00% 2004                                                                750        827,775

   Memorial Hospital of Easton, Series 1989 B,
   MBIA Insured, 7.00% 2012                                                               1,200      1,300,548

   Sinai Hospital of Baltimore Issue Project and Revenue
   Refunding Bonds, Series 1993, AMBAC Insured, 5.25% 2019                                2,000      1,808,340

Commonwealth of Puerto Rico, Public Improvement Bonds of 1987,
MBIA Insured, 6.75% 2006                                                                    500        530,735

Washington, D.C. Metropolitan Area Transit Authority,
Gross Revenue Transit Refunding Bonds, Series 1993,
FGIC Insured, 6.00% 2008                                                                  1,000      1,061,920
                                                                                                    12,943,237

Life Care Facilities Revenue - 9.45%

Calvert County, Economic Development Revenue Bonds
(Asbury-Solomons Island Facility), Series 1995, 8.625% 2024                              $2,000    $ 2,130,780

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Refunding Revenue Bonds, Roland Park Place Issue,
Series 1989, 7.75% 2012                                                                   2,000      2,133,360

Prince George's County, Refunding Revenue Bonds, Collington
Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013                            3,000      2,837,430
                                                                                                     7,101,570
Multi-Family Housing - 2.76%

Montgomery County, Maryland Housing Opportunities Commission,
Single Family Mortgage Revenue, 1994 Series A-2, 7.50% 2024                               2,000      2,073,720

Pre-Refunded<F1> - 19.62%

Frederick County, Public Facilities Bonds:
   1989, 7.20% 2006 (1999)                                                                  350        389,925
   1991, Series B, 6.30% 2011 (2002)                                                      1,370      1,521,399
   1986 Series, 7.40% 2012 (2001)                                                           310        362,133

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (2002)                                                              970      1,057,397

Howard County:
   Consolidated Public Improvement Bonds,
   1990 Series A, 7.00% 2009 (2000)                                                         500        554,400

   Metropolitan District Refunding Bonds,
   1991 Series A, 6.625% 2021 (2001)                                                        500        557,555

Maryland Department of Transportation, Consolidated
Transportation Bonds, 1989 Series, 6.50% 2003 (1998)                                        500        540,465

State of Maryland, General Obligation Bonds, State and
Local Facilities:
   Loan of 1990, Third Series, 6.75% 2003 (2000)                                            400        443,904
   1989 First Series, 6.80% 2004 (1999)                                                   1,000      1,099,330

Pre-Refunded<F1> - (continued)

Maryland State Health and Higher Educational Facilities
Authority:
   Junior Lien Revenue Bonds, Francis Scott Key Medical Center
   Issue, 1990 Series A, 7.00% 2025 (2000)                                              $   250    $   281,888

   Sinai Hospital of Baltimore Issue, Revenue Bonds,
   1990 Series, AMBAC Insured, 7.00% 2019 (2000)                                            700        789,285

   Suburban Hospital Issue Revenue Bonds:
      Series 1988, 7.50% 2008 (1998)                                                      1,250      1,386,763
      Series 1992, 6.50% 2017 (2002)                                                        500        561,110

   University of Maryland Medical System Issue, Revenue Bonds,
   Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                                         1,000      1,099,020

Morgan State University Academic Fees and Auxiliary Facilities
Fees Revenue Bonds, 1990 Series A, MBIA Insured,
7.00% 2020 (2000)                                                                           475        535,586

Prince George's County, Hospital Revenue Bonds (Dimensions
Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                                 1,035      1,203,912

Commonwealth of Puerto Rico, Housing Bank and Finance Agency,
Single Family Mortgage Revenue Bonds, Homeownership
5th Portfolio, 1986 Series, 7.50% 2015 (2000)                                               495        559,503

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992,
MBIA Insured, 6.50% 2009 (2002)                                                           1,000      1,124,910

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1989 Series B, 7.00% 2007 (1999)                                             600        671,440
                                                                                                    14,739,925
Resource Recovery - 3.99%

Montgomery County, Northeast Maryland Waste Disposal Authority,
Solid Waste Revenue Bonds:
   6.00% 2006                                                                             1,000      1,002,320
   6.00% 2007                                                                             1,000      1,002,470
   Series 1993 A, 6.30% 2016                                                              1,000        993,040
                                                                                                     2,997,830

Turnpikes & Toll Roads Revenue - 1.40%

Maryland Transportation Authority Facilities Project,
Transportation Facilities Projects Revenue Bonds,
Series 1992, 5.80% 2006                                                                  $1,000    $ 1,050,300

Water & Sewer Revenue - .55%

Maryland Water Quality Financing Administration,
Revolving Loan Fund Revenue Bonds, Series 1991 B, 0.00% 2005                                700        415,919
                                                                                                    70,545,000
Tax-Exempt Securities Maturing in One Year or Less -5.56%

Ports - .93%

Anne Arundel County, Baltimore Gas and Electric Co.,
Economic Development Revenue Bonds, Series 1985, 3.60% 1995                                 700        699,999

Pre-Refunded<F1> - 1.55%

Baltimore County Pension Fund, 1988 Series, 7.75% 2016 (1996)                             1,125      1,166,603

Transportation - 3.08%

Maryland Department of Transportation, Consolidated Transportation
Bonds, 6.20% 1995                                                                         2,300      2,314,904
                                                                                                     4,181,506

TOTAL TAX-EXEMPT SECURITIES (cost: $72,053,000)                                                     74,726,506
Excess of cash and receivables over payables                                                           417,576
NET ASSETS                                                                                         $75,144,082

<F1>Parenthetical year represents date of pre-refunding.
See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Investment Portfolio, July 31, 1995
                                                                                     Principal
                                                                                      Amount         Market
                                                                                       (000)          Value

Tax-Exempt Securities Maturing in More than One Year-95.49%

College & University Revenue - 4.13%

Rockingham County Industrial Development Authority, Educational
Facilities Revenue Bonds (Bridgewater College),
Series 1993, 6.00% 2023                                                                  $1,100    $ 1,037,333

University of Virginia, General Revenue Pledge Bonds,
Series 1993 B, 5.375% 2010                                                                1,000        999,920

Virginia College Building Authority Educational Facilities Revenue
Bonds (Marymount University Project), Series 1992, 6.875% 2007                            1,650      1,753,142
                                                                                                     3,790,395

General Obligations (Local) - 11.88%

Arlington County Public Improvement Bonds,
Series 1993, 5.30% 2009                                                                   2,500      2,490,175

Chesapeake:
   Public Improvement Bonds, Series of 1992, 6.00% 2006                                   1,600      1,707,344
   Refunding Bonds, Series of 1993, 5.40% 2008                                            1,000      1,006,540

Covington, Water and Sewer Refunding Bonds,
Series of 1994, 5.25% 2013                                                                  250        230,703

Leesburg Refunding Bonds, Series 1993, 5.60% 2008                                         1,195      1,205,002

Lynchburg Public Improvement Refunding Bonds,
Series 1993, 5.25% 2009                                                                   1,000        979,880

Newport News General Obligation, Water Bonds,
Series A of 1992, 6.125% 2009                                                             1,170      1,225,201

Norfolk Capital Improvement and Refunding Bonds,
Series 1992 A, 6.00% 2011                                                                   500        506,920

Roanoke Public Improvement and Refunding Bonds,
Series 1992 A and B:
   6.375% 2009                                                                              250        264,003
   6.40% 2011                                                                               500        525,710

Spotsylvania Public Improvement Bonds,
Series of 1992, 5.75% 2011                                                                  750        749,970
                                                                                                    10,891,448

General Obligations (State) - 1.70%

Commonwealth of Virginia, Public Facilities Bonds,
1993 Series A, 5.40% 2005                                                                 1,500      1,560,825

Hospital & Health Facilities Revenue - 13.22%
Arlington County Industrial Development Authority, Hospital
Revenue Refunding Bonds (The Arlington Hospital), Series 1993:
   5.125% 2008                                                                           $1,000     $  929,970
   5.00% 2021                                                                             1,000        838,990

Fairfax County Industrial Development Authority, Hospital
Revenue Refunding Bonds (INOVA Health Systems Hospital
Project), Series 1993 A:
   5.00% 2007                                                                             1,500      1,442,205
   5.25% 2019                                                                             1,500      1,338,510
   5.00% 2023                                                                             2,000      1,692,040

Lynchburg Industrial Development Authority, Hospital
Facilities, Revenue Refunding Bonds, Centra
Health, Inc., Series 1988, 8.125% 2016                                                    1,000      1,100,800

Norfolk Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals-Norfolk Project),
Series A of 1994, 5.00% 2020                                                              1,750      1,481,637

Peninsula Ports Authority:
   Health Care Facilities Revenue and Refunding Bonds (Mary
   Immaculate Project), 1994 Series, 6.875% 2010                                          1,900      1,938,912

   Health System Revenue and Refunding Bonds
   (Riverside Health System Project),
   Series 1992 A, 6.625% 2010                                                             1,300      1,353,560
                                                                                                    12,116,624
Housing Finance Authority Revenue - 4.99%

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
   1988 Series A, 7.80% 2021                                                                 80         85,175
   1988 Series B, 7.65% 2022                                                                345        367,529

Virginia Housing Development Authority, Commonwealth
Mortgage Bonds:
   1994 Series H, Sub-Series H-1, 6.10% 2003                                                500        528,205
   1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                                          1,000      1,062,890
   1994 Series I-AMT, Sub-Series I-1, 6.40% 2005                                            800        843,784
   1989 Series B, Sub-Series B-2, 7.625% 2017                                               250        265,385
   1994 Series H, Sub-Series H-2, 6.55% 2017                                              1,000      1,023,330
   1992 Series A, 7.10% 2022                                                                380        399,847
                                                                                                     4,576,145

Insured - 15.02%

Chesapeake Certificates of Participation,
MBIA Insured, 1993 Series, 5.40% 2005                                                    $1,000    $ 1,025,420

Danville, Virginia Industrial Development Authority, Hospital
Revenue Bonds, Danville Regional Medical Center,
Series 1994, FGIC Insured, 6.00% 2007                                                     1,000      1,054,920

Industrial Development Authority of the County of Hanover,
Hospital Revenue Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, MBIA Insured:
   6.50% 2010                                                                             1,375      1,487,956
   6.375% 2018                                                                            1,000      1,067,250

Loudoun County Sanitation Authority, Water and Sewer System
Revenue Bonds, Refunding Series 1992,
FGIC Insured, 6.25% 2010                                                                  2,000      2,086,580

Metropolitan Washington, D.C. Airports Authority, Airport
System Revenue and Refunding Bonds, MBIA Insured AMT:
   Series 1992 A, 6.625% 2019                                                               750        774,592
   Series 1994 A, 5.75% 2020                                                              2,000      1,873,800

County of Prince William, Virginia, Lease Participation Certificates,
Series 1995, MBIA Insured, 5.20% 2005                                                     1,000        998,340

Southeastern Public Service Authority of Virginia, Senior Revenue
Refunding Bonds (Regional Solid Waste System),
Series 1993 A, MBIA Insured, 5.125% 2013                                                  1,500      1,381,740

City of Virginia Beach Development Authority, Hospital Revenue
Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC Insured, 6.00% 2011                                                    1,000      1,032,710

Washington, D.C. Metropolitan Area Transit Authority,
Gross Revenue Transit Refunding Bonds,
Series 1993, FGIC Insured, 4.70% 2003                                                     1,000        983,740
                                                                                                    13,767,048

Lease Revenue (State) - 2.02%

Virginia Public Building Authority, State Building Revenue Bonds,
Series 1991 A, 6.50% 2011                                                                 1,750      1,853,915

Local Appropriation - .84%

Fairfax County Economic Development Authority, Parking Revenue
Bonds (Huntington Metrorail Station Project),
Series 1990 A, 6.75% 2015                                                                   500        519,305

Local Appropriation - (continued)

Hampton Museum Revenue Refunding Bonds, Series 1994, 4.40% 2000                           $ 255     $  252,720
                                                                                                       772,025
Pre-Refunded<F1> - 21.24%

Chesapeake, Hospital Authority Facility for Chesapeake
General Hospital First Mortgage Revenue, BIG Insured,
Series 1988, 7.625% 2018 (1998)                                                           1,000      1,112,810

Fairfax County:
   Industrial Development Authority Hospital Revenue Bonds:
      (Fairfax Hospital Association System),
      Series 1985 A, 7.875% 2017 (1996)                                                     250        268,765
      (Fairfax Hospital System Project), INOVA Health Systems,
      Series 1991 C, 6.664% 2023 (2001)                                                   1,000      1,127,210

   Water Authority Revenue, Series 1989, 7.30% 2021 (2000)                                1,250      1,411,937

Henry County Public Service Authority, Water and Sewer Revenue
Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                                       1,250      1,420,200

Loudoun County Sanitation Authority, Water and Sewer System
Revenue Bonds, Series 1989, AMBAC Insured:
   7.50% 2010 (1999)                                                                        900      1,005,813
   7.50% 2017 (1999)                                                                        375        419,089

Norfolk Industrial Development Authority,
Hospital Revenue Bonds:
   (Children's Hospital of the King's Daughters Obligated
   Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                                    400        455,392

   (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)                      250        282,995

Portsmouth Improvement Bonds, Public Improvement Refunding
Bonds, Series 1987, 7.50% 2012 (1997)                                                       500        549,030

Prince William County Service Authority, Water and Sewer
System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)                          680        757,744

Richmond Public Utility Revenue Bonds,
Series 1988 A, 8.00% 2018 (1998)                                                          1,500      1,662,060

Roanoke:
   Industrial Development Authority, Hospital Revenue Bonds,
   Carilion Health System (Roanoke Memorial Hospital Projects),
   Series 1990, MBIA Insured, 7.25% 2017 (2000)                                             750        853,860
   Water System Revenue Bonds,
   Series 1991, FGIC Insured, 6.50% 2021 (2001)                                             750        835,748

Pre-Refunded<F1> - (continued)

Southeastern Public Service Authority, Regional Solid Waste
System, Senior Revenue Refunding Bonds,
Series 1989, BIG Insured:
   7.00% 2006 (1999)                                                                    $   500    $   556,435
   7.00% 2013 (1999)                                                                      1,000      1,112,870

Suffolk, Series 1989, 7.00% 2005 (1998)                                                   1,000      1,101,240

University of Virginia, Hospital Revenue Bonds,
1984 Series A, HIBI Insured, 9.875% 2001 (2001)                                              25         28,686

University of Virginia Hospital (The Rectors and Visitors
Hospital), Revenue Refunding Bonds,
Series 1985 D, 7.15% 2017 (1998)                                                            500        549,135

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                                 700        751,345

Virginia Resources Authority:
   Solid Waste Disposal System Revenue Bonds,
   1990 Series A, 7.30% 2015 (2000)                                                       1,000      1,134,200
   Water and Sewer System Revenue Bonds,
   Series 1990, 7.25% 2011 (2000)                                                           250        285,705

Commonwealth of Virginia Transportation Board,
Transportation Contract Revenue Bonds, Route 28 Project,
Series 1988:
   7.70% 2008 (1998)                                                                        890        983,067
   7.80% 2016 (1998)                                                                        500        553,495

Warrenton, Series of 1990, 7.10% 2003 (1998)                                                230        254,249
                                                                                                    19,473,080

Resource Recovery - 2.17%

Fairfax County Economic Development Authority, Resource Recovery
Revenue Bonds, Series 1988 A AMT, (Ogden Martin Systems of
Fairfax, Inc. Project), 7.55% 2011                                                          500        541,035

Roanoke Valley Resource Authority, Solid Waste System Revenue
Bonds, Series 1992, 5.75% 2012                                                            1,500      1,447,755
                                                                                                     1,988,790

State Authority - 4.35%
Virginia Public School Authority, School Financing Bonds:
   (1987 Resolution), 1991 Refunding Series C, 6.25% 2007                                $1,500    $ 1,604,070
   (1991 Resolution), Series 1994 A, 6.20% 2014                                           1,500      1,550,745

Virginia Resources Authority:
   Water and Sewer System Revenue Bonds
   (Pooled Loan Program), 1986 Series A, 7.50% 2017                                          50         52,744
   Water System Refunding Revenue Bonds,
   1992 Series A, 6.45% 2013                                                                750        777,083
                                                                                                     3,984,642

Student Loan - 3.07%

Virginia Education Loan Authority, Student Loan Program Revenue
Refunding Bonds, Senior Series of 1993 D AMT:
   5.40% 2001                                                                             1,800      1,823,148
   5.95% 2009                                                                             1,000        993,350
                                                                                                     2,816,498
Transportation - 3.49%

Commonwealth of Virginia Transportation Board,
Transportation Revenue Refunding Bonds:
   (Northern Virginia Transportation District Program),
   Series 1993 C, 5.30% 2009                                                              2,565      2,520,497

   (U.S. Route 58 Corridor Development Program),
   Series 1993 A, 5.25% 2012                                                                730        681,645
                                                                                                     3,202,142

Water & Sewer Revenue - 7.37%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
Series 1992, 6.375% 2009                                                                  1,250      1,325,537

Fairfax County Water Authority, Water Refunding Revenue Bonds,
Series 1992, 5.75% 2029                                                                   3,000      2,870,940

Prince William County, Virginia Resources Authority,
Solid Waste Disposal System Revenue Refunding Bonds,
1995 Series A, 5.50% 2015                                                                 1,960      1,864,901

Rivanna Water and Sewer Authority, Regional Water and Sewer
System Refunding Revenue Bonds, Series 1991, 6.40% 2007                                     645        690,840
                                                                                                     6,752,218
                                                                                                    87,545,795

Tax-Exempt Securities Maturing in One Year or Less -3.28%

General Obligations (Local) - .27%

Suffolk, Series 1988, 8.25% 1995                                                        $   250    $   250,028

Pre-Refunded<F1> - 2.35%

Bedford Electric System Revenue Refunding Bonds,
Series 1986, AMBAC Insured, 7.25% 2025 (1996)                                             1,000      1,048,020

Chesapeake, Certificates of Participation,
1986 Series, 7.75% 2006 (1996)                                                            1,000      1,054,900

Chesterfield County Refunding Bonds,
1986 Series, 7.50% 2001 (1996)                                                               50         52,581
                                                                                                     2,155,501
Resource Recovery - .66%
City of Alexandria Industrial Development Authority,
Adjustable Tender Resource Recovery Revenue Bonds,
1986 Series A, 4.10% 2016<F2>                                                               600        600,000
                                                                                                     3,005,529
TOTAL TAX-EXEMPT SECURITIES (cost: $87,073,000)                                                     90,551,324
Excess of cash and receivables over payables                                                         1,131,286

NET ASSETS                                                                                         $91,682,610

<F1> Parenthetical year represents date of pre-refunding.
<F2> Coupon rate may change periodically.
See Notes to Financial Statements

Financial Statements

Statement of Assets and Liabilities
July 31, 1995
(dollars in thousands)

                                           The Tax-Exempt    The Tax-Exempt
                                          Fund of Maryland  Fund of Virginia
Assets:
 Tax-exempt securities:
  Maturing in more than one year
   (cost: $67,916 and $84,184, respectively)     $70,545            $87,546
  Maturing in one year or less
   (cost: $4,137 and $2,889, respectively)        4,182               3,005
 Cash                                                171                 48
 Receivables for -
  Sales of investments                                 -                704
  Sales of Funds' shares                              21                 50
  Accrued interest                                   786              1,318
   Total Assets                                   75,705             92,671

Liabilities:
 Payables for -
  Purchases of investments                             -                702
  Repurchases of Funds' shares                       387                 75
  Dividends                                          113                139
  Adviser and management services                     30                 35
  Accrued expenses                                    31                 37
   Total Liabilities                                 561                988

Net Assets:

 Net assets applicable to Funds'
  shares issued and outstanding                 $75,144             $91,683

 Funds' shares outstanding<F1>                4,914,453           5,806,683

 Net asset value per share                       $15.29              $15.79


[FN]
<F1>Shares of beneficial interest, unlimited shares authorized.
See Notes to Financial Statements
[/FN]

Financial Statements

Statement of Operations
For the year ended July 31, 1995
(dollars in thousands)
                                           The Tax-Exempt    The Tax-Exempt
                                          Fund of Maryland  Fund of Virginia
Investment Income:
 Income:
  Interest on tax-exempt securities              $4,478              $5,572

 Expenses:
  Investment adviser fee                            188                 227
  Business management fee                           153                 183
  Distribution fee                                  154                 211
  Transfer agent fee                                 27                  32
  Reports to shareholders                             6                  11
  Registration statements and prospectus              5                  10
  Postage, stationery and supplies                    7                  14
  Trustees' fees                                       7                  7
  Custodian fee                                        3                  5
  Auditing and legal fees                             15                 15
   Total expenses                                    565                715
 Net investment income                             3,913              4,857

Realized Gain and Unrealized Appreciation
 on Investments:
 Net realized gain                                   105                501
 Net increase in unrealized appreciation
  on investments:
  Beginning of year                                1,598              2,345
  End of year                                      2,674              3,478
   Net unrealized appreciation on investments      1,076              1,133
 Net realized gain and unrealized
  appreciation on investments                      1,181              1,634

Net Increase in Net Assets Resulting
  from Operations                                 $5,094             $6,491

See Notes to Financial Statements

Statement of Changes in Net Assets
(dollars in thousands)
                                                            Year Ended July 31
                                                            1995         1994
The Tax-Exempt Fund of Maryland

Operations:
 Net investment income                                   $  3,913      $  3,533
 Net realized gain on investments                             105            15
 Net change in unrealized appreciation on investments       1,076       (2,776)
  Net increase in net assets resulting from operations      5,094           772

Dividends Paid to Shareholders from Net Investment Income (3,923)       (3,523)

Capital Share Transactions:
 Proceeds from shares sold: 778,353 and 1,205,365 shares,
  respectively                                             11,540        18,790
 Proceeds from shares issued in reinvestment of net
  investment income dividends: 168,487 and 148,181
  shares, respectively                                      2,494         2,289
 Cost of shares repurchased: 1,015,670 and 521,577
  shares, respectively                                   (14,835)       (8,023)
  Net increase (decrease) in net assets resulting from
   capital share transactions                               (801)        13,056

Total Increase in Net Assets                                  370        10,305

Net Assets:
 Beginning of year                                         74,774        64,469
 End of year (prior year includes undistributed net
  investment income of $10)                               $75,144       $74,774

 The Tax-Exempt Fund of Virginia

Operations:
 Net investment income                                   $  4,857      $  4,528
 Net realized gain on investments                             501            75
 Net change in unrealized appreciation on investments       1,133       (3,590)
  Net increase in net assets resulting from operations      6,491         1,013

Dividends Paid to Shareholders from Net Investment Income (4,871)       (4,514)

Capital Share Transactions:
 Proceeds from shares sold: 951,297 and 1,670,010 shares,
  respectively                                             14,430        26,882
 Proceeds from shares issued in reinvestment of net
  investment income dividends: 180,954 and 167,755
  shares, respectively                                      2,768         2,674
 Cost of shares repurchased: 1,361,785 and 779,481
  shares, respectively                                   (20,619)      (12,284)
  Net increase (decrease) in net assets resulting
   from capital share transactions                        (3,421)        17,272

Total Increase (Decrease) in Net Assets                   (1,801)        13,771

Net Assets:
 Beginning of year                                        93,484         79,713
 End of year (prior year includes undistributed
  net investment income of $14)                          $91,683        $93,484

See Notes to Financial Statements

Notes to Financial Statements

1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:
     Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield, and maturity of tax-exempt securities comparable to those held by the Trust, as well as actual bid and asked prices on a particular day.
     Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices.
All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the committee appointed by the Board of Trustees.
     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Dividends to shareholders are declared daily from net investment income.
Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $3,000 and $5,000 for the Maryland and Virginia Funds, respectively, include $3,000 and $2,000 paid by these credits rather than in cash.

2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.
     As of July 31, 1995, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland Fund aggregated $2,674,000, of which $3,719,000 related to appreciated securities and $1,045,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $3,478,000, of which $4,127,000 related to appreciated securities and $649,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1995. During the year ended July 31, 1995, the Maryland and Virginia Funds utilized capital loss carryforwards totaling $105,000 and $316,000, respectively, to offset, for tax purposes, capital gains realized during the year up to such amount.
The Maryland Fund has available at July 31, 1995 a net capital loss carryforward totaling $81,000, which may be used to offset capital gains realized during subsequent years through July 31, 1999. It is the intention of the Maryland Fund not to make distributions from capital gains until the capital loss carryforward is utilized. The cost of portfolio securities for book and federal income tax purposes was $72,053,000 and $87,073,000 for the Maryland and Virginia Funds, respectively, at July 31, 1995.

3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $153,000 and $183,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC as Business Manager of the Trust pursuant to the business management contract under which WMC provides the officer personnel, accounting, and clerical-
 staff of the Trust, together with office space and equipment. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $50,000 and $27,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.
     Fees of $188,000 and $227,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
     Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1995, distribution expenses under the Plan were $154,000 and $211,000, including accrued and unpaid expenses of $26,000 and $31,000, for the Maryland and Virginia Funds, respectively.
     American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $27,000 and $32,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $42,000 and $46,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds-
 and, hence, are not reflected in the accompanying statement of operations.
     Trustees of the Funds who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1995, aggregate amounts deferred were $3,000 each for the Maryland and Virginia Funds.
     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4.   As of July 31, 1995:
                                      The Tax-Exempt    The Tax-Exempt
                                     Fund of Maryland  Fund of Virginia
Accumulated
   undistributed net
   realized gain (loss)
   on investments                   $      (81,000)     $     185,000
Paid-in capital                          72,551,000        88,020,000
Purchases and sales of
   investment securities,
   excluding short-term
   securities, during
   the year ended
   July 31, 1995:
       Purchases                         14,440,000        28,271,000
       Sales                             14,566,000        30,261,000


Per-Share Data and Ratios

The Tax-Exempt Fund of Maryland
                                                   Year Ended July 31
                                           1995    1994    1993    1992    1991

Net Asset Value, Beginning of Year       $15.00  $15.53  $15.22  $14.29  $14.12

Income from Investment Operations:
 Net investment income                      .80     .76     .79     .83     .85
 Net realized and unrealized gain (loss)
  on investments                            .29    (.53)    .31     .93     .17
  Total income from investment operations  1.09     .23    1.10    1.76    1.02

Less Distributions:
 Dividends from net investment income      (.80)   (.76)   (.79)   (.83)   (.85)

Net Asset Value, End of Year             $15.29  $15.00  $15.53  $15.22  $14.29

Total Return<F1>                           7.58%   1.42%   7.44%  12.72%   7.44%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)      $75     $75     $64     $48     $35
 Ratio of expenses to average net assets    .78%    .75%    .83%    .91%    .94%
 Ratio of net income to average net assets 5.38%   4.90%   5.12%   5.60%   5.98%
 Portfolio turnover rate                  20.91%  10.01%   9.05%   8.11%    .88%


The Tax-Exempt Fund of Virginia
                                                   Year Ended July 31
                                           1995    1994    1993    1992    1991
Net Asset Value, Beginning of Year       $15.49  $16.01  $15.72  $14.75  $14.50

Income from Investment Operations:
 Net investment income                      .83     .80     .82     .85     .87
 Net realized and unrealized gain (loss)
  on investments                            .30    (.52)    .29     .97     .25
  Total income from investment operations  1.13     .28    1.11    1.82    1.12

Less Distributions:
 Dividends from net investment income      (.83)   (.80)   (.82)   (.85)   (.87)

Net Asset Value, End of Year             $15.79  $15.49  $16.01  $15.72  $14.75

Total Return<F1>                           7.56%   1.74%   7.29%  12.80%   8.01%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)      $92     $93     $80     $57     $39
 Ratio of expenses to average net assets    .79%    .78%    .84%    .93%    .97%
 Ratio of net income to average net assets 5.37%   5.04%   5.18%   5.61%   6.00%
 Portfolio turnover rate                  32.18%   2.36%   4.96%   6.84%  13.60%

[FN]
<F1>This was calculated without deducting a sales charge.  The maximum sales charge is 4.75% of each Fund's offering price.
[/FN]


Report of Independent Accountants

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 1995, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Los Angeles, California
August 31, 1995

Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualifies as exempt-interest dividends.

Since the amounts above are reported for the fiscal year and not a calendar year, share-holders should refer to their Form 1099 DIV which will be mailed in January 1996 to determine the calendar year amounts to be included on their respective 1995 tax returns. Shareholders should consult their tax advisers.

Shareholders Services

To help you add to your account

Automatic Reinvestment of Distributions
All dividends and capital gain distributions can be automatically reinvested in additional shares at net asset value (without sales charge), thus providing you with additional potential for growth through compounding.

Investing by Mail
Simply send a check for $50 or more to the fund's transfer agent. You can send personal checks or you can put bonus, gift or dividend checks to work by endorsing them to the fund for investment into your account.

Automatic Investment Plan
You can make automatic investments regularly by authorizing the fund's transfer agent to deduct a specified sum from your bank account.

Cross-Reinvestment of Distributions
You can cross-reinvest dividends or dividends and capital gain distributions from one fund into another at no charge if you have a balance of at least $5,000 in the originating fund or meet the minimum initial investment for the receiving fund.

To help you add to your investment at a reduced sales charge

Quantity Discounts
There are discounts on large investments, whether they are in one fund or a combination of funds in The American Funds Group, as explained in the prospectus.

Right of Accumulation
You can add the value of your present shares of any of the funds in The American Funds Group (except shares of our money market funds that were purchased directly) to the amount of any new purchase in order to qualify for a quantity discount on your new investment.

Statement of Intention
You can, without obligation, sign a Statement of Intention that allows you to combine the purchases you intend to make over a 13-month period so as to take immediate advantage of the maximum quantity discount available.
To help you pay your bills
Dividends in Cash
You have the option of taking your dividends in cash.
Automatic Withdrawal Plan
You can arrange to have regular checks for specified amounts sent to you or to anyone you designate in any month(s) you choose.

To help you meet your changing needs

Exchange Privileges
Should your goals or financial circumstances change, you can easily restructure your investment program by trans-ferring some or all of your holdings into other funds in The American Funds Group. You can do this at no charge by mail or by phone. Automatic exchanges of $50 or more may also be made between funds. Your initial exchange must meet the receiving fund's minimum investment requirement unless the originating fund's balance is at least $5,000 (in which case you have a year to meet the minimum investment requirement). Please remember that fund exchanges constitute a sale and purchase for tax purposes.

To help you with recordkeeping

Confirmation of Transactions
You receive account statements reflecting the transactions in your account.

Consolidated Quarterly Statements
If you have more than one account with the American Funds, you can request a quarterly statement combining certain accounts registered to the same individual.

Telephone Information Service
American FundsLine(R) is a toll-free service which gives you information about your account as well as current prices for the American Funds. Just call 800/325-3590. (Please have your account number and fund number ready.)

ImageCheck(SM)
If you're a shareholder in a fund that has check-writing privileges (The Cash Management Trust of America, The U.S. Treasury Money Fund of America or The Tax-Exempt Money Fund of America), each month you'll receive photo images of the front and back of each cleared check on easy-to-file 81_2" x 11" statements.

Year-End Tax Report
At the end of each year, you will receive an individual report which shows the tax status of the dividends and any capital gain distributions paid to you during the year. In many instances, these reports can help you calculate taxes due on shares you've sold by reporting average cost.

Safekeeping of Certificates
Your shares are credited to your account and certificates are not issued unless specifically requested. This helps eliminate the costly, irritating problem of lost or destroyed certificates.

For more complete information about these services or about any of the American Funds, including charges and expenses, please obtain a prospectus from your securities dealer or financial planner, or phone the Fund's transfer agent, American Funds Service Company, at 800/421-0180. Please read the prospectus carefully before you invest or send money. These services are subject to change or termination.

The American Funds Tax-Exempt Series I

Board of Trustees

Cyrus A. Ansary
President, Investment Services International Company

Frank M. Ewing
Chairman of the Board and President,
Frank M. Ewing Co., Inc.

Stephen Hartwell
Chairman of the Board
Chairman of the Board,
Washington Management Corporation

James H. Lemon, Jr.
Vice Chairman of the Board
Chairman of the Board and Chief Executive Officer,
The Johnston-Lemon Group, Incorporated

Harry J. Lister
President of the Funds
President, Washington Management Corporation

Jean Head Sisco
Partner, Sisco Associates

T. Eugene Smith
President, T. Eugene Smith, Inc.

Stephen G. Yeonas
Chairman of the Board, Stephen G. Yeonas Company

Other Officers
Howard L. Kitzmiller
Vice President, Secretary/Treasurer of the Funds
Director, Senior Vice President, Secretary and Assistant Treasurer, Washington Management Corporation

Lois A. Erhard
Vice President of the Funds
Vice President, Washington Management Corporation

Offices of the Funds and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW Washington, DC 20005
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA  90071

135 South State College Boulevard
Brea, CA  92621

5300 Robin Hood Road
Norfolk, VA  23513

Transfer Agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA  23501-2280

Custodian

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY  10081

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071

Independent Accountants

Price Waterhouse LLP
400 South Hope Street
Los Angeles, CA  90071

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 1995, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

TEFMD/TEFVA-011-0995